Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Components of Earnings (Losses) Before Income Taxes

The components of earnings (losses) before income taxes were as follows:

Year Ended June 30,	2018	2017	2016
($000)
U.S. loss	$(15,207)	$(6,944)	$(5,809)
Non-U.S. income	137,401	125,732	95,764
Earnings before income taxes	$122,194	$118,788	$89,955

Components of Income Tax Expense

The components of income tax expense were as follows:

Year Ended June 30,	2018	2017	2016
($000)
Current:
Federal	$699	$2,133	$3,704
State	401	253	5
Foreign	32,147	22,312	19,783
Total Current	$33,247	$24,698	$23,492
Deferred:
Federal	$(3,064)	$(6,963)	$2,759
State	1,615	(1,251)	1,302
Foreign	2,394	7,030	(3,084)
Total Deferred	$945	$(1,184)	$977
Total Income Tax Expense	$34,192	$23,514	$24,469

Schedule of Principal Items Comprising Deferred Income Taxes

Principal items comprising deferred income taxes were as follows:

June 30,	2018	2017
($000)
Deferred income tax assets
Inventory capitalization	$5,267	$6,338
Non-deductible accruals	1,125	1,705
Accrued employee benefits	7,614	9,738
Net-operating loss and credit carryforwards	48,738	53,048
Share-based compensation expense	7,925	12,386
Other	3,242	1,761
Valuation allowances	(21,797)	(42,562)
Total deferred income tax assets	$52,114	$42,414
Deferred income tax liabilities
Tax over book accumulated depreciation	$(24,174)	$(7,803)
Intangible assets	(24,649)	(38,108)
Tax on unremitted earnings	(13,090)	(6,210)
Convertible debt	(11,376)	-
Other	(4,020)	(2,615)
Total deferred income tax liabilities	$(77,309)	$(54,736)
Net deferred income taxes	$(25,195)	$(12,322)

Schedule of Reconciliation of Income Tax Expense at Statutory U.S. Federal Rate to Reported Income Tax Expense

The reconciliation of income tax expense at the statutory U.S. federal rate to the reported income tax expense is as follows:

Year Ended June 30,	2018	%	2017	%	2016	%
($000)
Taxes at statutory rate	$34,284	28	$41,576	35	$31,484	35
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	1,426	1	(641)	-	864	1
Taxes on non U.S. earnings	(16,058)	(13)	(12,907)	(11)	(13,860)	(15)
Valuation allowance	(6,008)	(5)	(806)	(1)	8,464	9
Research and manufacturing incentive deductions and credits	(7,024)	(6)	(5,681)	(5)	(4,374)	(5)
Stock compensation	(4,103)	(3)	1,770	2	702	1
Repatriation tax	36,777	30	-	-	-	-
Impact of U.S. tax rate change on deferred balances	(4,209)	(3)	-	-	-	-
Other	(893)	(1)	203	-	1,189	1
	$34,192	28	$23,514	20	$24,469	27

Schedule of Gross Operating Loss Carryforwards and Tax Credit Carryforwards

The Company has the following gross operating loss carryforwards and tax credit carryforwards as of June 30, 2018:

Type	Amount	Expiration Date
($000)
Tax credit carryforwards:
Federal research and development credits	$13,913	June 2019-June 2038
Foreign tax credits	251	June 2024-June 2028
State tax credits	5,594	June 2019-June 2038
Operating loss carryforwards:
Loss carryforwards - federal	$68,661	June 2020-June 2038
Loss carryforwards - state	47,756	June 2019-June 2038
Loss carryforwards - foreign	16,347	June 2019-June 2028

Schedule of Changes in Liability for Unrecognized Tax Benefits

Changes in the liability for unrecognized tax benefits for the fiscal years ended June 30, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($000)
Beginning balance	$7,577	$5,559	$4,022
Increases in current year tax positions	2,536	895	2,146
Increases in prior year tax positions	224	2,605	190
Decreases in prior year tax positions	(9)	-	(67)
Settlements	-	(1,143)	-
Expiration of statute of limitations	(436)	(339)	(732)
Ending balance	$9,892	$7,577	$5,559